Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Related parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Related party transaction
Total revenue	$ 305,681,000	$ 532,874,000
Accounts receivable	156,916,000		$ 116,894,000
Amounts due from related parties	27,736,000		28,462,000
Other payables, accruals and advance receipts	249,218,000		271,399,000
Other non-current liabilities	19,305,000		15,690,000
Other payables, accruals and advance receipts
Related party transaction
Branding liability	1,538,000		1,538,000
Other non-current liabilities
Related party transaction
Branding liability	7,820,000		7,619,000
Related parties
Related party transaction
Total revenue	2,238,000	4,498,000
Other payables, accruals and advance receipts	2,150,000		2,162,000
Other non-current liabilities	7,999,000		8,069,000
Indirect subsidiaries of CK Hutchison
Related party transaction
Amounts due from related parties			228,000
Other payables, accruals and advance receipts	1,870,000		2,017,000
Other non-current liabilities	$ 7,820,000		7,619,000
Period of repayable on demand and interest-bearing (in months)	1 month
An equity investee
Related party transaction
Purchases	$ 1,452,000	1,911,000
Accounts receivable	10,000		1,896,000
Amounts due from related parties	27,736,000		28,234,000
Other payables, accruals and advance receipts	280,000		145,000
Other non-current liabilities	179,000		450,000
An equity investee | Due from a related party
Related party transaction
Dividends receivable	26,632,000		$ 27,130,000
Sales | Related parties
Related party transaction
Total revenue	2,002,000	4,252,000
Sales | Indirect subsidiaries of CK Hutchison
Related party transaction
Total revenue	4,000	1,008,000
Sales | An equity investee
Related party transaction
Total revenue	1,998,000	3,244,000
Research and development services | An equity investee
Related party transaction
Total revenue	236,000	246,000
Marketing services | Indirect subsidiaries of CK Hutchison
Related party transaction
Expenses		59,000
Management services | Indirect subsidiaries of CK Hutchison
Related party transaction
Expenses	$ 535,000	$ 498,000